Consolidated Statements of Changes in Equity In Thousands, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Total Ricoh Company, Ltd. shareholders' equity USD ($)	Total Ricoh Company, Ltd. shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2009 (Previously Reported)		¥ 1,024,350,000		¥ 135,364,000		¥ 186,083,000		¥ 815,725,000		¥ (125,121,000)		¥ (36,678,000)		¥ 975,373,000		¥ 48,977,000
Beginning Balance (Cumulative effect of a change in accounting period of subsidiaries and a change in accounting principle - adoption of accounting standard for a variable interest entity, net of tax)		(3,039,000)						(3,039,000)						(3,039,000)
Beginning Balance at Mar. 31, 2009		1,021,311,000		135,364,000		186,083,000		812,686,000		(125,121,000)		(36,678,000)		972,334,000		48,977,000
Loss on disposal of treasury stock		(39,000)						(39,000)						(39,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders		(22,858,000)						(22,858,000)						(22,858,000)
Comprehensive income (loss):
Net income (loss)		29,023,000						27,044,000						27,044,000		1,979,000
Net unrealized gains and losses on securities		534,000								524,000				524,000		10,000
Pension liability adjustments		7,031,000								6,966,000				6,966,000		65,000
Net unrealized gains and losses on derivatives		(780,000)								(784,000)				(784,000)		4,000
Foreign currency translation adjustments		(13,749,000)								(13,751,000)				(13,751,000)		2,000
Total comprehensive income (loss)		22,059,000												19,999,000		2,060,000
Net changes in treasury stock		(78,000)										(78,000)		(78,000)
Dividends to noncontrolling interests		(504,000)														(504,000)
Ending balance at Mar. 31, 2010 (Previously Reported)		1,019,891,000		135,364,000		186,083,000		816,833,000		(132,166,000)		(36,756,000)		969,358,000		50,533,000
Ending balance (Cumulative effect of a change in accounting period of subsidiaries and a change in accounting principle - adoption of accounting standard for a variable interest entity, net of tax)		(802,000)						(410,000)						(410,000)		(392,000)
Ending balance at Mar. 31, 2010		1,019,089,000		135,364,000		186,083,000		816,423,000		(132,166,000)		(36,756,000)		968,948,000		50,141,000
Loss on disposal of treasury stock		(28,000)						(28,000)						(28,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders		(23,943,000)						(23,943,000)						(23,943,000)
Comprehensive income (loss):
Net income (loss)		21,737,000						18,630,000						18,630,000		3,107,000
Net unrealized gains and losses on securities		88,000								94,000				94,000		(6,000)
Pension liability adjustments		(165,000)								(158,000)				(158,000)		(7,000)
Net unrealized gains and losses on derivatives		(33,000)								(11,000)				(11,000)		(22,000)
Foreign currency translation adjustments		(37,938,000)								(38,207,000)				(38,207,000)		269,000
Total comprehensive income (loss)		(16,311,000)												(19,652,000)		3,341,000
Net changes in treasury stock		(82,000)										(82,000)		(82,000)
Dividends to noncontrolling interests		(595,000)														(595,000)
Ending balance at Mar. 31, 2011 (Previously Reported)		982,764,000
Ending balance at Mar. 31, 2011	11,928,415	978,130,000	1,650,780	135,364,000	2,269,305	186,083,000	9,891,244	811,082,000	(2,078,634)	(170,448,000)	(449,244)	(36,838,000)	11,283,451	925,243,000	644,964	52,887,000
Loss on disposal of treasury stock	(378)	(31,000)					(378)	(31,000)					(378)	(31,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(291,976)	(23,942,000)					(291,976)	(23,942,000)					(291,976)	(23,942,000)
Comprehensive income (loss):
Net income (loss)	(489,280)	(40,121,000)					(543,414)	(44,560,000)					(543,414)	(44,560,000)	54,134	4,439,000
Net unrealized gains and losses on securities	14,732	1,208,000							14,817	1,215,000			14,817	1,215,000	(85)	(7,000)
Pension liability adjustments	(245,890)	(20,163,000)							(244,939)	(20,085,000)			(244,939)	(20,085,000)	(951)	(78,000)
Net unrealized gains and losses on derivatives	1,012	83,000							183	15,000			183	15,000	829	68,000
Foreign currency translation adjustments	(183,732)	(15,066,000)							(181,366)	(14,872,000)			(181,366)	(14,872,000)	(2,366)	(194,000)
Total comprehensive income (loss)	(903,158)	(74,059,000)											(954,719)	(78,287,000)	51,561	4,228,000
Net changes in treasury stock	(3,402)	(279,000)									(3,402)	(279,000)	(3,402)	(279,000)
Dividends to noncontrolling interests	(7,354)	(603,000)													(7,354)	(603,000)
Equity transactions with noncontrolling interests	(2,415)	(198,000)													(2,415)	(198,000)
Ending balance at Mar. 31, 2012	$ 10,719,732	¥ 879,018,000	$ 1,650,780	¥ 135,364,000	$ 2,269,305	¥ 186,083,000	$ 9,055,476	¥ 742,549,000	$ (2,489,939)	¥ (204,175,000)	$ (452,646)	¥ (37,117,000)	$ 10,032,976	¥ 822,704,000	$ 686,756	¥ 56,314,000